Share Capital (Tables)	12 Months Ended
Mar. 31, 2025
Share Capital [Abstract]
Schedule of Share Capital
	March 31, 2024	March 31, 2025	March 31, 2024	March 31, 2025
	Number of ordinary shares		US$	US$
Issued and fully paid:
Class A ordinary shares	13,000,000	13,000,000	130	130
Class B ordinary shares	3,000,000	3,000,000	30	30
	16,000,000	16,000,000	160	160